Basis of preparation and changes to the Company's accounting policies (Policies)	6 Months Ended
Jun. 30, 2024
Summary of material accounting policies
Functional and reporting currency

Functional and reporting currency

These Interim Condensed Consolidated Financial Statements and accompanying notes are presented in Swiss Francs (CHF), which is AC Immune SA’s functional currency and the Group’s reporting currency. The Company’s subsidiary has a functional currency of the US Dollar (USD). The following exchange rates have been used for the translation of the financial statements of AC Immune USA:

	For the
	Three Months Ended June 30,		Six Months Ended June 30,		Year Ended December 31,
	2024	2023	2024	2023	2023
CHF/USD
Closing rate, USD 1	0.909	0.908	0.909	0.908	0.851
Weighted average exchange rate, USD 1	0.914	0.908	0.898	0.921	0.908

Critical judgments and accounting estimates

Critical judgments and accounting estimates

The preparation of the Company’s Interim Condensed Consolidated Financial Statements in conformity with IAS 34 requires management to make judgments, estimates and assumptions that affect the amounts reported in the Interim Condensed Consolidated Financial Statements and accompanying notes, and the related application of accounting policies as it relates to the reported amounts of assets, liabilities, income and expenses.

The areas where AC Immune has had to make judgments, estimates and assumptions relate to (i) revenue recognition on Licensing and Collaboration Agreements (LCAs), (ii) clinical development accruals, (iii) net employee defined benefit liability, (iv) share-based compensation, (v) right-of-use assets and lease liabilities and (vi) our IPR&D asset (intangible asset). Actual results may differ from these estimates. Estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized in the period in which the estimates are revised and in any future periods affected.

Fair value of financial assets and liabilities

Fair value of financial assets and liabilities

The Company’s financial assets and liabilities are composed of receivables, short-term financial assets, cash and cash equivalents, trade payables, deferred contract revenue and lease liabilities. The fair value of these financial instruments approximates their respective carrying values due to the short-term maturity of these instruments, and are held at their amortized cost in accordance with IFRS 9, unless otherwise explicitly noted.

Accounting policies, new standards, interpretations and amendments adopted by the Company

Accounting policies, new standards, interpretations and amendments adopted by the Company

The accounting policies adopted in the preparation of the Interim Condensed Consolidated Financial Statements are consistent with those followed in the preparation of the Company’s annual consolidated financial statements for the year ended December 31, 2023.

As of January 1, 2024 the amendments to paragraphs 69 to 76 of IAS 1, Presentation of Financial Statements (IAS 1), as issued by the IASB became effective. The Company assessed the changes to the accounting standard and determined the amendments had an immaterial impact on the Company’s financial statements. There are no other new IFRS standards, amendments or interpretations that are mandatory as of January 1, 2024 that are relevant to the Company. Additionally, in April 2024, the IASB issued IFRS 18 Presentation and Disclosure in Financial Statements (IFRS 18). The new standard on presentation and disclosure in the financial statements will change the structure of the statement of profit or loss, require disclosures for certain profit or loss performance measure that are reported outside of the financial statements, and will enhance principles on aggregation and disaggregation within the notes to the financial statements. This new standard will be effective for annual reporting periods beginning on January 1, 2027 and will require retroactive adoption. The Company is currently evaluating the new standard to determine how it will impact the presentation and disclosure in its financial statements.